Reconciliation of Statutory Federal Income Tax Rate to Effective Tax Rate (Detail)	0 Months Ended	12 Months Ended
	Apr. 14, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Statutory U.S federal income tax provision		35.00%	35.00%	35.00%
Income not subject to tax at the Predecessor Entities level		(33.90%)	(34.50%)	(34.80%)
State income taxes		29.60%	9.20%	3.50%
Foreign income taxes		2.40%	2.50%
Increase in AMT valuation allowances		7.10%	2.80%
Other, net		1.60%	0.50%	0.10%
Effective income tax rate	38.10%	41.80%	15.50%	3.80%